Restatement of consolidated financial statements (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of restatement of consolidated financial statements

Restated Consolidated Statement of Cash Flow (adjusted line items)

	For the year ended September 30, 2023
	As previously reported	As restated	Change
	US$	US$	US$
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of digital assets	-	366,956	366,956
Amount due from shareholder	1,628,650	88,650	(1,540,000)
Net cash provided by (used in) investing activities	1,624,575	451,531	(1,173,044)

Foreign currency translation	(7,618)	4,551	12,169
Net change in cash and cash equivalents	1,905,613	744,738	(1,160,875)

Cash, cash equivalents and restricted cash - end of year	2,353,493	1,192,618	(1,160,875)

Non-cash operating and investing activities:
Amount due from shareholder settled by digital asset	-	1,540,000	1,540,000